VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Cost	$ 2,154,994	$ 1,964,852
Accumulated depreciation	417,825	323,535
Vessels and equipment, net	$ 1,737,169	$ 1,641,317